Accounts Payable, Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts payable and accrued expenses	$ 330,437,000	$ 417,892,000
Deferred revenue	463,090,000	463,167,000
Accrued interest	287,205,000	310,739,000
Guarantees (Note 30)	51,804,000	47,380,000
Derivative liabilities (Note 13)	0	21,000
Accounts payable, accrued expenses and other liabilities	$ 1,132,536,000	$ 1,239,199,000